Carrying values of vessels, vessels under construction and goodwill (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Nov. 30, 2018 tanker	Sep. 30, 2018 USD ($)	Dec. 31, 2017 vessel	Dec. 31, 2017 tanker
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill | $	$ 11,539,000	$ 11,482,000
Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average time charter rate period used to establish growth rate	3 years
Growth rate in freight rates	2.47%
Discount rate used	8.29%
Number of vessels	109		77		107
Number of vessels with fair value more than carrying value | vessel	34				8
Number of vessels with fair value less than carrying value | vessel	75				99
Impairment loss recognised in profit or loss | $	$ 0	$ 0
Percentage increase in discount rate used in sensitivity analysis	1.00%	1.00%
Impact on impairment loss with 1.0% increase in discount rate | $	$ 300,000	$ 2,300,000
Percentage decrease in forecasted time charter rates used in sensitivity analysis	5.00%	5.00%
Impact on impairment loss with 5% decrease in forecasted time charter rates | $	$ 400,000	$ 6,900,000
Construction in progress [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels					2	2
Impairment loss recognised in profit or loss | $		$ 0
LR2 [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel	1
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel	2
MR [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel		4
MR [Member] | Construction in progress [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel					2
Handymax and MR [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel		13
NPTI September Closing [Member] | LR2 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill | $				$ 8,900,000
NPTI September Closing [Member] | LR1 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill | $				$ 2,600,000